Consolidated Balance Sheets - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Current assets:
Cash and cash equivalents	¥ 374,020	¥ 351,363
Short-term investments in debt and equity securities (Notes 3 and 4)	101,566	95,237
Other short-term investments (Note 3)	213,613	184,358
Trade receivables
Notes (Note 7)	22,832	19,130
Accounts (Note 7)	266,462	299,412
Less allowances for doubtful accounts and sales returns (Note 6)	(5,278)	(5,378)
Trade Accounts And Notes Receivable, Net, Current, Total	284,016	313,164
Inventories (Note 5)	327,875	354,499
Other current assets (Notes 6, 8, 12, 13, and 15)	133,671	158,926
Total current assets	1,434,761	1,457,547
Investments and advances:
Long-term investments in debt and equity securities (Notes 3, 4 and 10)	1,131,403	1,051,638
Other long-term investments (Notes 3, 4, 6 and 7)	20,130	20,402
Total investments and advances	1,151,533	1,072,040
Property, plant and equipment (Notes 4 and 10):
Land	59,914	59,590
Buildings	344,087	350,354
Machinery and equipment	841,895	846,391
Construction in progress	18,314	11,015
Less accumulated depreciation	(999,723)	(1,005,859)
Total property, plant and equipment	264,487	261,491
Goodwill (Notes 2, 4 and 9)	102,599	102,167
Intangible assets (Notes 2, 4 and 9)	59,106	56,615
Other assets (Notes 6, 8, 10, 11 and 15)	82,563	71,324
Total assets	3,095,049	3,021,184
Current liabilities:
Short-term borrowings (Note 10)	5,119	4,129
Current portion of long-term debt (Notes 4 and 10)	9,516	9,441
Trade notes and accounts payable	115,644	119,654
Other notes and accounts payable (Note 13)	82,758	59,613
Accrued payroll and bonus	59,959	59,454
Accrued income taxes	22,847	17,316
Other accrued liabilities (Note 13)	43,525	53,305
Other current liabilities (Notes 12 and 15)	28,464	33,339
Total current liabilities	367,832	356,251
Non-current liabilities:
Long-term debt (Notes 4, 8 and 10)	18,115	17,881
Accrued pension and severance liabilities (Note 11)	46,101	34,764
Deferred income taxes (Note 15)	271,220	292,454
Other non-current liabilities (Note 15)	18,019	16,211
Total non-current liabilities	353,455	361,310
Total liabilities	¥ 721,287	¥ 717,561
Commitments and contingencies (Note 13)
Kyocera Corporation shareholders' equity:
Common stock: Authorized 600,000 shares Issued 377,619 shares at March 31, 2015 and Issued 377,619 shares at March 31, 2016	¥ 115,703	¥ 115,703
Additional paid-in capital	162,844	162,695
Retained earnings	1,571,002	1,502,310
Accumulated other comprehensive income	469,803	469,673
Common stock in treasury, at cost: 10,757 shares at March 31, 2015 and 10,762 shares at March 31, 2016	(35,088)	(35,062)
Total Kyocera Corporation shareholders' equity	2,284,264	2,215,319
Noncontrolling interests	89,498	88,304
Total equity (Note 14)	2,373,762	2,303,623
Total liabilities and equity	¥ 3,095,049	¥ 3,021,184